Note 22 - Financial Instruments - Changes in Fair Value of DPP (Details) - Deferred Purchase Price on AR Facility [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 107,743	$ 92,278
Additions to DPP	157,922	139,065
Collections on DPP	(137,581)	(124,313)
Fair value adjustment	(146)	129
Foreign exchange and other	(1,856)	584
Balance	$ 126,082	$ 107,743